Subsequent events (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended				12 Months Ended
	Mar. 18, 2026	Dec. 29, 2025 USD ($) $ / shares shares	Dec. 16, 2025 CNY (¥)	Feb. 16, 2025	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 16, 2025 $ / shares shares	Oct. 14, 2025 CNY (¥) ¥ / shares	Jun. 30, 2010 shares
Statement [Line Items]
Authorized share capital description	the Company changed from US$40,000,000 divided into (i) 780,000,000,000 Class A Ordinary Shares of a par value of US$0.00005 each, and (ii) 20,000,000,000 Class B Ordinary Shares of a par value of US$0.00005 each to US$400,000 divided into (i) 780,000,000,000 Class A Ordinary Shares of a par value of US$0.0000005 each (the “New Class A Ordinary Shares”), and (ii) 20,000,000,000 Class B Ordinary Shares of a par value of US$0.0000005 each (the “New Class B Ordinary Shares”) by cancelling the excess authorized but unissued shares in the authorized share capital of the Company, and of which 174,077,555,803 New Class A Ordinary Shares and 512,232,237 New Class B Ordinary Shares are issued and are fully paid up and the remainder are unissued
Stockholders' equity | ¥									¥ 28,000
exchange price | ¥ / shares									¥ 7.2993
Common stock, shares issued					36,000,000,000					20,000,000
Gross proceeds | ¥					¥ 0	¥ 0	¥ 7,792
Hongkong Starlux Intelligent Technology [Member]
Statement [Line Items]
Percentage of equity acquired				100.00%
Real Estate Purchase Agreement [Member]
Statement [Line Items]
Aggregate purchase price | ¥			¥ 24,600
Real Estate Purchase Agreement [Member] | Class A ordinary shares [member]
Statement [Line Items]
Common stock, shares issued								63,600,000,000
Ordinary shares, par value | $ / shares								$ 0.00005
Securities Purchase Agreement [Member]
Statement [Line Items]
Aggregate share sold during period		300,000
Number of share in each unit		60,000
Warrant to purchase		60,000
Share price per unit | $ / shares		$ 3.00
Gross proceeds | $		$ 900,000